SHARE CAPITAL (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure Of Share Capital Information [Abstract]
Disclosure of detailed information about warrants valuation assumptions [Table Text Block]
Risk free interest rate %	1.6%
Expected life of warrants (years)	1.5
Expected annualized volatility %	64.6%
Expected dividend yield %	-

Disclosure of detailed information about number and weighted average exercise prices of warrants [Table Text Block]
		WEIGHTED AVERAGE
	NUMBER	EXERCISE PRICE

Balance - August 31, 2017	4,328,625	$1.30

Granted	8,214,286	$4.00

Exercised/Released	(4,330,837)	$1.38

Expired	(125,437)	$1.35

Balance - August 31, 2018	8,086,637	$4.00

Exercised/Released	(7,739,205)	$4.00

Expired/Lapsed	(347,432)	$4.00

Balance - August 31, 2019	-	$-

Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
		WEIGHTED AVERAGE
	NUMBER	EXERCISE PRICE

Balance - August 31, 2017	6,352,049	$1.48

Granted	2,056,648	$3.90

Exercised	(504,801)	$1.43

Cancelled / Forfeited	(194,150)	$2.43

Balance - August 31, 2018	7,709,746	$2.10

Granted	3,589,500	$7.59

Exercised	(2,167,864)	$1.92

Cancelled / Forfeited	(298,188)	$6.41

Balance - August 31, 2019	8,833,194	$4.23

Disclosure of detailed information about range of exercise prices of outstanding share options [Table Text Block]
OPTIONS OUTSTANDING		OPTIONS EXERCISABLE
Quantity Outstanding	Weighted Average Remaining	Range of Exercise	Quantity Exercisable
at August 31, 2019	Contractual Life (years)	Prices	at August 31, 2019
1,814,449	6.02	$0.30-$1.48	1,365,465
2,003,333	7.42	$1.49-$2.38	1,563,999
1,462,344	8.20	$2.39-$4.65	756,218
1,705,568	9.13	$4.66-$7.67	626,151
1,847,500	9.70	$7.68-$11.27	594,350
8,833,194	8.07		4,906,183

Disclosure of detailed information about stock option valuation assumptions [Table Text Block]
	AUGUST 31, 2019	AUGUST 31, 2018
Risk free interest rate	1.20% - 2.42%	1.59% - 2.26%
Expected life of options	5.0 - 6.5 years	5.0 - 6.5 years
Expected annualized volatility	64% - 71%	62% - 69%
Expected dividend yield	-	-
Forfeiture Rate	7.3% - 8.0%	8.1% - 15.0%

Disclosure of detailed information about number and weighted average exercise prices of restricted stock unit [Table Text Block]
NUMBER

Balance - August 31, 2018	145,200

Granted	879,635

Exercised	(182,473)

Balance - August 31, 2019	842,362

Disclosure of detailed information about reconciliation of weighted average number of shares [Table Text Block]
	AUGUST 31, 2019	AUGUST 31, 2018
Weighted average number of shares used in basic earnings per share	140,923,324	120,564,334
Options	5,194,827	3,979,470
Warrants	4,738,388	2,308,727
Restricted shares units	684,534	8,022
Weighted average number of shares used in diluted earnings per share	151,541,073	126,860,553

Disclosure of detailed information about outstanding number and type of securities that could potentially dilute basic net income (loss) per share [Table Text Block]
	AUGUST 31, 2019	AUGUST 31, 2018
Stock options	1,847,500	7,709,746
Convertible debentures	-	20,845,387
Warrants	-	8,086,637
	1,847,500	36,641,770